Schedule of Basic and Diluted Net Loss Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss		¥ (54,872)	¥ (72,188)
Less: accretions to preferred shares redemption value			(109,991)
Net loss attributable to Cheche’s ordinary shareholders		¥ (54,872)	¥ (182,179)
Denominator:
Weighted average number of ordinary shares outstanding, basic	[1]	76,264,603	32,705,091
Weighted average number of ordinary shares outstanding, diluted	[2]	76,264,603	32,705,091
Basic net loss per share attributable to Cheche’s ordinary shareholders	[1]	¥ (0.72)	¥ (5.57)
Diluted net loss per share attributable to Cheche’s ordinary shareholders	[1]	¥ (0.72)	¥ (5.57)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	For the six months ended June 30, 2023 and 2024, the Company had potential ordinary shares, including preferred shares, restricted shares and share options. On a weighted average basis, 33,480,380 and nil preferred shares, 7,120,212 and 253,199 restricted shares, and 1,561,711 and 766,667 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended June 30, 2023 and 2024, respectively.